CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, authorized	7,300,000,000	7,300,000,000
Ordinary shares, issued	1,475,924,523	1,630,924,523
Ordinary shares, outstanding	1,465,100,753	1,617,989,293
Treasury shares, shares	10,823,770	12,935,230